Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Fair Values of Assets Acquired and Liabilities Assumed
The preliminary estimated fair values of assets acquired and liabilities assumed as of August 27, 2021, are as follows:

(Millions of dollars)	Acquisition Date	Measurement Period Adjustments	Revised Acquisition Date
Cash and cash equivalents	$1.9	$—	$1.9
Accounts receivable	69.1	(8.6)	60.5
Contract assets	40.1	7.4	47.5
Income taxes receivable, net	0.7	—	0.7
Right of use assets under operating leases	1.5	—	1.5
Prepaid expenses	5.2	—	5.2
Property and equipment	118.1	1.2	119.3
Intangible assets	335.0	(31.5)	303.5
Goodwill	446.8	2.7	449.5
Total assets acquired	1,018.4	(28.8)	989.6

Trade and other payables	46.2	—	46.2
Finance lease obligations	27.5	1.2	28.7
Contract liabilities	12.7	—	12.7
Operating lease obligations	1.5	—	1.5
Other liabilities	5.3	(0.3)	5.0
Deferred tax liabilities	94.8	(23.4)	71.4
Total liabilities assumed and noncontrolling interest	188.0	(22.5)	165.5
Net assets acquired	$830.4	$(6.3)	$824.1
The preliminary estimated fair values of assets acquired and liabilities assumed as of December 31, 2021, are as follows (in millions of dollars):

Gas plant, net	$1,047.4
Other property and investments	51.3
Cash and cash equivalents	17.6
Accounts receivable, net of allowances	26.6
Prepaid and other current assets	27.4
Deferred charges and other assets	31.1
Goodwill	986.2
Deferred income taxes	15.4
Total assets acquired	2,203.0

Long-term debt	449.7
Accounts payable	7.0
Deferred purchased gas costs	5.7
Customer deposits	3.2
Accrued general taxes	0.4
Accrued interest	4.7
Other current liabilities	14.5
Accumulated removal costs	56.6
Other deferred credits	85.6
Total liabilities assumed	627.4
Net assets acquired	$1,575.6

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The amounts allocated to major classes of intangibles are as follows:

(Thousands of dollars)	Estimated Fair Value	Estimated Weighted Average Useful Life in Years
Backlog	$4,500	1
Trade name	60,000	15
Customer relationships	239,000	19
	$303,500

Business Acquisition, Pro Forma Information
Actual results from operations for Riggs Distler, excluding transaction costs and interest expense on acquisition related debt incurred by Centuri, included in the Consolidated Statements of Income since the date of acquisition are as follows:

(Thousands of dollars)	December 31, 2021
Utility infrastructure services revenues	$163,830
Net income attributable to Southwest Gas Holdings, Inc.	$1,374
The following unaudited pro forma financial information reflects the consolidated results of operations of the Company assuming the Riggs Distler and Questar Pipelines acquisitions had taken place on January 1, 2020. The most significant pro forma adjustments relate to: (i) reflecting approximately $48.7 million in transaction costs in the year ended December 31, 2020, and excluding such costs from the year ended December 31, 2021, and (ii) reflecting incremental interest expense of $48.4 million in 2021, and approximately $52.1 million in the comparable 2020 period. The pro forma financial information has been prepared for comparative purposes only, and is not intended to be indicative of what the Company’s results would have been had the acquisition occurred at the beginning of the periods presented or of the results which may occur in the future, for a number of reasons. The reasons include, but are not limited to, differences between the assumptions used to prepare the pro forma information, potential cost savings from operating efficiencies, nor the impact of incremental costs incurred in integrating the businesses. This information is preliminary in nature and subject to change based upon final purchase accounting adjustments.
Amounts below are in millions of dollars, except per share amounts.

	Unaudited
	Year Ended December 31,
	2021	2020
Total operating revenues	$4,236	$3,980
Net income attributable to Southwest Gas Holdings, Inc.	$278	$276
Basic earnings per share	$4.70	$4.93
Diluted earnings per share	$4.69	$4.93